Operating Costs - Information About Operating Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Expense by nature [line items]
Excise duties	£ 6,269	£ 6,064	£ 5,156
Cost of sales	4,634	4,680	4,251
Marketing	1,882	1,798	1,562
Other operating expenses	1,956	2,013	1,831
Operating expenses	14,741	14,555	12,800
Increase in inventories	(296)	(146)	(100)
Raw materials and consumables	3,052	2,813	2,548
Marketing	1,882	1,798	1,562
Other external charges	1,849	2,124	1,767
Staff costs	1,509	1,583	1,475
Depreciation, amortisation and impairment	493	361	473
Gains on disposal of properties	(9)	(7)	(39)
Net foreign exchange losses/(gains)	6	(16)	1
Other operating income	(14)	(19)	(43)
Operating expenses	14,741	14,555	12,800
Great Britain [member]
Expense by nature [line items]
Excise duties	853	774	853
United States [member]
Expense by nature [line items]
Excise duties	548	558	468
India [member]
Expense by nature [line items]
Excise duties	2,094	2,073	1,588
Other [member]
Expense by nature [line items]
Excise duties	£ 2,774	£ 2,659	£ 2,247